Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 18,629	$ 22,789
Short-term bank deposits	4,500
Marketable securities	5,537	16,500
Trade receivables, net	23,245	31,638
Inventories	34,855	24,122
Other accounts receivable and prepaid expenses	2,661	3,735
Total current assets	89,427	98,784
LONG-TERM ASSETS:
Marketable securities	68,835	21,724
Deposits and prepaid expenses	627	607
Severance pay fund	523	768
Deferred tax asset	564	439
Property and equipment, net	11,230	9,247
Intangible assets, net	2,076	3,385
Goodwill	5,092	5,092
Total long-term assets	88,947	41,262
Total assets	178,374	140,046
CURRENT LIABILITIES:
Trade payables	12,439	16,433
Employees and payroll accruals	6,338	5,918
Deferred revenues and advances from customers	1,697	1,679
Other payables and accrued expenses	5,046	6,103
Total current liabilities	25,520	30,133
LONG TERM LIABILITIES:
Accrued severance pay	1,232	1,269
Payment obligation related to acquisition	334	1,070
Other long-term liabilities	589	386
Total long-term liabilities	2,155	2,725
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2016 and 2017, respectively; Issued and Outstanding: 30,989,873 shares and 34,124,223 shares at December 31, 2016 and 2017, respectively	86	78
Additional paid in capital	140,170	94,966
Accumulated other comprehensive income (loss)	301	(82)
Retained earnings	10,142	12,226
Total shareholders' equity	150,699	107,188
Total liabilities and shareholders' equity	$ 178,374	$ 140,046